Consolidated Statements of Operations (Unaudited) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Revenues
Sales of goods	$ 0	$ 39	$ 5	$ 90
Total revenues	0	39	5	90
Operating expenses
Research and development	3,235	1,508	6,946	5,574
General and administrative	909	1,021	2,760	5,083
Marketing	0	0	0	0
Cost of sales	0	16	4	51
Total expenses	4,144	2,545	9,710	10,708
Loss from operations	(4,144)	(2,506)	(9,705)	(10,618)
Net finance income (costs)	(12)	45	(6)	143
Loss attributable to the equity holders	$ (4,156)	$ (2,461)	$ (9,711)	$ (10,475)
Net income (loss) per share Basic & Diluted	$ (0.06)	$ (0.04)	$ (0.13)	$ (0.15)
Weighted average number of common shares outstanding Basic & Diluted	74,699	69,974	72,683	68,496